Income Taxes - Schedule of Provision/(Benefit) for Income Taxes as Per Dutch Federal Income Tax Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income from continuing operations before income taxes and equity in net income of affiliates	$ 385	$ 87	$ 86
Dutch statutory tax rate	25.00%	25.00%	25.50%
Provision/(benefit) for income taxes at the Dutch statutory rate	96	22	22
Tax impact on distributions from foreign subsidiaries	35	9	1
Effect of operations in non-Dutch jurisdictions, including foreign tax credits	12	(7)	(38)
U.S. state and local taxation	4	(5)	(25)
Withholding and other taxation	36	30	29
Effect of global financing activities	(51)	(38)	(28)
Changes in estimates for uncertain tax positions	43	12	2
Changes in valuation allowances	(16)	(25)	(25)
Effect of change in deferred tax rates	(40)
Other, net	5	6	8
Total (benefit)/provision for income taxes	$ 124	$ 4	$ (54)
Effective tax rate	32.20%	4.60%	(62.80%)